Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Collaboration revenue	$ 2,696	$ 6,503	$ 15,218	$ 18,363	$ 27,508	$ 2,872
Grant revenue				169	169	863	$ 416
Total revenue	2,696	6,503	15,218	18,532	27,677	3,735	416
Operating expenses:
Research and development	28,519	20,392	74,766	48,934	73,031	29,911	13,674
General and administrative	8,326	2,926	22,514	7,869	11,934	6,503	1,874
Total operating expenses	36,845	23,318	97,280	56,803	84,965	36,414	15,548
Loss from operations	(34,149)	(16,815)	(82,062)	(38,271)	(57,288)	(32,679)	(15,132)
Other income, net	2,411	1,498	7,204	3,396	5,040	199	22
Net loss	(31,738)	(15,317)	(74,858)	(34,875)	(52,248)	(32,480)	(15,110)
Unrealized gain (loss) on marketable securities	(215)	(48)	268	(140)	(42)
Comprehensive loss	$ (31,953)	$ (15,365)	$ (74,590)	$ (35,015)	$ (52,290)	$ (32,480)	$ (15,110)
Net loss per share, basic and diluted	$ (0.47)	$ (1.34)	$ (1.25)	$ (3.13)	$ (4.62)	$ (3.55)	$ (2.11)
Shares used in computing net loss per share, basic and diluted	67,572,452	11,441,285	59,663,773	11,154,391	11,302,788	9,142,688	7,173,441